November 12, 2014
Via EDGAR
Alberto Zapata
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549
RE:    Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 93
File Numbers 002-35570, 811-01944
Dear Mr. Zapata
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).
The Amendment takes into account comments of the Staff of the Commission, related to post-effective amendment number 92 which were communicated to Jennifer Mills and me by telephone on October 27, 2014. The Amendment does not update or amend the prospectus or statement of additional information for the Registrant's other series.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-235-1209 or Jennifer Mills at 515-235-9154 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel, Registrant